Capital and reserves	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Capital and reserves
29	Capital and reserves

(a)	Share capital and share premium
Authorized:

	Number of ordinary shares	Number of non- redeemable preferred shares	Number of convertible redeemable preferred shares
As of January 1, 2022	4,418,175,111	210,621,810	371,203,079
Re-designation upon issuance of preferred shares	(60,574,179)	1,084,600	59,489,579

As of December 31, 2022 and 2023 (Note (i))	4,357,600,932	211,706,410	430,692,658

Re-designation before the completion of the IPO	(4,357,600,932)	(211,706,410)	(430,692,658)

As of December 31, 202 4 (Note (i i ))	—	—	—

(i)
As of December 31, 2022 and 2023, the authorized capital of the Company was USD50,000 or i) 4,357,600,932 ordinary shares, including 50 Golden Shares; ii) 211,706,410 non-redeemable
preferred shares, consisting of 65,403,460 Series
Seed-1
Preferred Shares, 52,959,930 Series
Seed-2
Preferred Shares and 93,343,020 Series A Preferred Shares; and iii) 430,692,658 convertible redeemable preferred shares.

Golden Share represents the share held by each member, who shall be entitled to 7,200,000 votes in respect of each Golden Share held by such member (as adjusted for share splits, share dividends, combinations, recapitalizations and similar events with respect to the ordinary shares or the Golden Shares).

(ii)
In July 2024, the Board of Directors approved, conditional upon and immediately prior to the completion of the IPO, the reorganization of the authorized share capital of the Company, of which the authorized share capital of the Company shall be USD50,000 divided into 5,000,000,000 shares of a par value of USD0.00001 each, comprising (i) 3,500,000,000 Class A ordinary Shares of a par value of US$0.00001 each, (ii) 500,000,000 Class B ordinary shares of a par value of USD0.00001 each, and (iii) 1,000,000,000 shares of a par value of US$0.00001 each of such class or classes.

Issued:

	Number of ordinary shares	Share Capital of ordinary shares	Number of non- redeemable preferred shares	Share capital of non-redeemable preferred shares
		RMB’000		RMB’000
As of January 1, 2022 (Note (iii))	106,850,470	7	205,671,810	15

Issuance of new shares (Note (iv))	1,892,780	1	—	—

As of December 31, 2022	108,743,250	8	205,671,810	15

Issuance of new shares (Note (v))	1,763,689	—	4,400,229	—

As of December 31, 2023	110,506,939	8	210,072,039	15
Issuance of new shares (Note (vi)(vii))	93,350,727	7	—	—
Conversion of preferred shares into Class A and Class B ordinary shares (Note (x))	—	—	(210,072,039)	(15)
Re-designation before the completion of the IPO (Note (viii))	(203,857,666)	(15)	—	—

As of December 31, 2024	—	—	—	—

(iii)
As of January 1, 2022, the Company issued 106,850,470 ordinary shares, including 50 Golden Shares and 205,671,810 non-redeemable
preferred shares, consisting of 65,403,460 Series
Seed-1
Preferred Shares, 52,959,930 Series
Seed-2
Preferred Shares and 87,308,420 Series A Preferred Shares.

(iv)	In 2022, the Company issued 1,892,780 ordinary shares with consideration of USD2.0 million (equivalent to RMB13.4 million).
(v)
In 2023, the Company issued
1,763,689
ordinary shares with consideration of USD6.0 million (equivalent to RMB42.5 million) and 4,400,229 Series A Preferred Shares with consideration of USD4.4 thousand (equivalent to RMB31 thousand), upon the exercise of the warrant issued in 2018.

(vi)	In July 2024, the Company issued 80,544,159 ordinary shares at par value of USD0.00001 to settle vested restricted share units held by certain management personnel.
(vii)
In July 2024, to achieve an equitable relative shareholding among different shareholder groups of the Company, the Board of Directors and shareholders of the Company approved the issuance of a total of 12,806,568 ordinary shares to holders of Series D and Series D+ preferred shares at par value of USD0.00001, for an aggregate consideration of USD128.1 (equivalent to RMB0.9 thousand). These shares were issued in August 2024 and the Company was entitled an option to repurchase these ordinary shares if an IPO does not consummate on or before March 31, 2025. The Company was involved in this transaction to facilitate the agreement reached by the Company’s shareholders to adjust the ownership structure, and has accounted for these issuances as a shareholder transaction with an increase in the Company’s shareholder’s equity of USD128.1 (equivalent to RMB0.9 thousand).

(viii)
In October 2024, the Company adopted a dual-class share structure and all of the Company’s issued ordinary shares before the completion of the IPO were re-designated into 149,442,793 Class A ordinary shares and 54,414,873 Class B ordinary shares immediately upon the completion of the IPO.

Holders of the Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. In respect of matters requiring the votes of shareholders, the holder of Class B ordinary shares is entitled to 40 votes per share, while the holders of Class A ordinary shares entitle to one vote per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.
(ix)
Upon completion of the IPO and exercised of the over-allotment option, the Company issued 85,263,652 and 2,736,570 Class A ordinary shares at par value of US$0.00001 each for cash consideration of USD5.17 each, respectively. The net proceeds received were USD443.0 million (equivalent to RMB3,149.3 million), net of commissions and listing expenses. The listing expenses paid and payable mainly include legal fees, accounting fees and other related costs, which were incremental costs directly attributable to the issuance of the new shares.

(x)
Upon completion of the IPO, each of the issued 210,072,039 non-redeemable preferred share and 334,309,270 redeemable preferred share was converted into one Class A or Class B ordinary share on a one for one basis. As a result, the financial liabilities for convertible redeemable preferred shares were derecognized and recorded as Class A ordinary share and share premium.

As of December 31, 2024, analysis of the Company’s issued shares was as follows:

	Number of Class A ordinary shares	Share capital of Class A ordinary shares	Number of Class B ordinary shares	Share capital of Class B ordinary shares
		RMB’000		RMB’000
As of January 1, 2024	—	—	—	—
Re-designation from ordinary shares before the completion of the IPO (Note (viii))	149,442,793	11	54,414,873	4
Conversion of non-redeemable preferred shares into Class A and Class B ordinary shares (Note (x))	209,672,489	15	399,550		*
Conversion of redeemable preferred shares into Class A ordinary shares (Note (x))	334,309,270	23	—	—
Issuance of Class A ordinary shares relating to initial public offering and exercise of over-allotment option (Note (ix))	88,000,222	6	—	—
Cancellation of treasury shares (Note 29 (c))	(10,025,092)	(1)	—	—

As of December 31, 2024	771,399,682	54	54,814,423	4

(b)	Nature and purpose of reserves

(i)	Share-based compensation reserve
The share-based compensation reserve repre
se
nts the portion of the grant date fair value of share options or restricted share units granted to the key management officers, employees and nonemployees that has been recognized as share-based compensation expenses in accordance with the accounting policy adopted for share-based compensation in Note 2(u)(iii).

(ii)	Translation reserve
The exchange reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations.

(iii)	Other reserves
Other reserves represent the differences arising from the exercise of warrant liabilities measured at FVTPL to convertible redeemable preferred shares (see Note 2(q)(i)) which are measured at present value of redemption amounts or non-redeemable
preferred shares which are classified as equity.

(c)	Treasury shares

	Number of shares	Carrying amount RMB’000
As of January 1, 2022	5,870,578	91,841

Repurchase of ordinary shares	1,892,780	44,442
Repurchase of redeemable preferred shares	2,547,980	20,358
Sales of non-redeemable preferred shares in treasury shares	(286,246)	(4,973)

As of December 31, 2022 and 2023	10,025,092	151,668
Cancellation of treasury shares	(10,025,092)	(151,668)

As of December 31, 2024	—	—

The Board of Directors of the Company authorized share repurchase of 1,892,780 ordinary shares with consideration of USD6.6 million (equivalent to RMB44.4 million) and 2,547,980 Series
B-3
redeemable preferred shares with consideration of USD8.9 million (equivalent to RMB59.8 million) in October 2022. These shares were recorded at their historical purchase prices and reserved as treasury shares.
In
January 2022, the Company sold 286,246 treasury shares of Series
Seed-1
Preferred Shares with consideration of USD1.0 million (equivalent to RMB6.5 million).
In November 2024, the Board of Directors of the Company authorized the cancellation of all treasury shares for nil
consideration and such cancelled shares were returned to the pool of authorized but unissued shares.

(d)	Capital risk management
The Group defines “capital” as including all components of equity, convertible redeemable preferred shares, and other financial instruments subject to redemption and other preferential rights. The Group’s policy is to maintain a strong capital base to maintain investors, creditors and market confidence and to sustain future development of the business. There were no changes in the Group’s approach to capital management during the years presented. The Group is not subject to any externally imposed capital requirements.

(e)	Dividends
No
dividends have been declared or paid by the Company or the companies comprising the Group to its shareholders during the years presented. For the deemed distribution to a preferred shareholder in May 2023, see Note 27.